INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 2,847	$ 2,687
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	3,629	3,332	$ 3,527
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (782)	$ (645)	$ (579)